UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06431
AMG ETF Trust
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
December 31
Date of reporting period:
October 29, 2025 - December 31, 2025
(Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K Muni Income ETF
Ticker: MUNX
Listing Exchange: NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Muni Income ETF (the “Fund”) for the period of October 29, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://amgetfs.com/literature. You can also request this information by contacting us at 1.844.545.1258.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Muni Income ETF (MUNX)	$5	0.29%
The above information relates to the period from October 29, 2025 through December 31, 2025. The Fund's expenses for a full reporting period would have been higher.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$10,471,386
Total number of portfolio holdings	51
Net advisory fees paid	$4,272
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	4.0%
Philadelphia Gas Works Co., 5.000%, 10/01/32	3.7%
Commonwealth Financing Authority, 4.000%, 06/01/39	3.5%
New York Transportation Development Corp., 6.000%, 06/30/55	3.0%
Miami-Dade County Educational Facilities Authority, Series A, 5.000%, 04/01/44	3.0%
Rhode Island Commerce Corp., Series B, 5.000%, 06/15/29	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
Greater Orlando Aviation Authority, 5.500%, 11/01/37	2.6%
South Carolina Public Service Authority, Series A, 4.000%, 12/01/35	2.5%
New York Transportation Development Corp., 4.000%, 10/31/34	2.4%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://amgetfs.com/literature. You can also request this information by contacting us at 1.844.545.1258.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1.844.545.1258 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://amgetfs.com/literature.
123125            TSR105A

(b) Not applicable.

Item 2. CODE OF ETHICS

Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (c) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of Item 2 of Form N-CSR. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has determined that independent Trustee Mr. Kurt Keilhacker qualifies as the Audit Committee Financial Expert. Mr. Keilhacker is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the period from October 29, 2025, the Fund’s commencement of operations, through December 31, 2025 for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were $27,969.

(b) Audit-Related Fees

There were no fees billed by PwC to the Fund from October 29, 2025, the Fund’s commencement of operations, through December 31, 2025 for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

From October 29, 2025, the Fund’s commencement of operations, through December 31, 2025, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of the Fund by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c) Tax Fees

The aggregate fees billed by PwC to the Fund from October 29, 2025, the Fund’s commencement of operations, through December 31, 2025 for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were $5,520.

From October 29, 2025, the Fund’s commencement of operations, through December 31, 2025, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) from October 29, 2025, the Fund’s commencement of operations, through December 31, 2025. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC from October 29, 2025, the Fund’s commencement of operations, through December 31, 2025 for non-audit services rendered to the Fund and Fund Service Providers was $14,634. This amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $9,114 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Fund.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

(i) Not applicable.

(j) Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG GW&K Muni Income ETF

Ticker: MUNX Listing Exchange: NYSE Arca, Inc.

amgetfs.com	123125 AR097

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	5

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	6

Detail of changes in assets for the past fiscal period

Financial Highlights	7

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	8

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	14

OTHER INFORMATION	15

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Muni Income ETF Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Municipal Bonds - 97.7%

Alabama - 6.8%

Alabama Public School and College Authority, Series A 4.000%, 11/01/40	$200,000	$201,749

County of Jefferson Sewer Revenue 5.500%, 10/01/53	125,000	130,713

Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	150,000	161,152

Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	200,000	214,544

Total Alabama		708,158

Arizona - 1.3%

The Industrial Development Authority of the County of Pima 4.000%, 04/01/46	150,000	132,256

California - 2.2%

Los Angeles Department of Water & Power, Series B 5.000%, 07/01/34	200,000	230,639

Colorado - 2.0%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/34	200,000	211,625

Florida - 12.9%

Capital Trust Authority, Series A1 5.000%, 12/01/30	180,000	197,060

Greater Orlando Aviation Authority 5.500%, 11/01/37	250,000	269,860

JEA Electric System Revenue, Series B 4.000%, 10/01/37	415,000	417,111

Miami-Dade County Educational Facilities Authority, Series A 5.000%, 04/01/44	295,000	312,492

Village Community Development District No 16 5.125%, 05/01/56	150,000	149,893

Total Florida		1,346,416

Illinois - 7.9%

Chicago O’Hare International Airport, Series E 5.000%, 01/01/30	125,000	133,710

State of Illinois Sales Tax Revenue, Series A 5.000%, 06/15/34	200,000	227,742

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/38	175,000	191,580

State of Illinois, Series A,
5.000%, 05/01/36	165,000	170,452
5.250%, 12/01/30	100,000	104,094

Total Illinois		827,578

	Principal Amount	Value

Indiana - 2.7%

Indiana Finance Authority, Series A, 4.000%, 02/01/36	$115,000	$119,258
5.000%, 07/01/54	165,000	165,022

Total Indiana		284,280

Iowa - 1.5%

State of Iowa, Series A 5.000%, 06/01/27	155,000	156,441

Massachusetts - 1.4%

Massachusetts Development Finance Agency 5.250%, 07/01/52	150,000	149,596

Michigan - 1.6%

Michigan State Housing Development Authority, Series D 4.750%, 12/01/34	160,000	165,586

New Jersey - 2.0%

New Jersey Transportation Trust Fund Authority, Series A 4.000%, 06/15/34	200,000	207,942

New York - 14.1%

Metropolitan Transportation Authority, Series A 5.000%, 11/15/31	200,000	223,811

Metropolitan Transportation Authority, Series D 4.000%, 11/15/32	110,000	110,333

New York State Dormitory Authority, Series A 5.000%, 07/01/33	165,000	179,807

New York Transportation Development Corp., 4.000%, 10/31/34	250,000	252,003
4.000%, 12/01/39	250,000	250,115
6.000%, 06/30/55	300,000	316,790

Triborough Bridge & Tunnel Authority, Series A 5.000%, 11/15/28	140,000	140,974

Total New York		1,473,833

Pennsylvania - 18.6%

City of Philadelphia, Series A 4.000%, 05/01/37	170,000	174,742

Commonwealth Financing Authority, (AG) 4.000%, 06/01/39	375,000	369,296
5.000%, 06/01/34	115,000	119,977

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/35	250,000	275,174

Pennsylvania Housing Finance Agency, Series A, 4.600%, 10/01/45	250,000	249,241
5.000%, 10/01/50	200,000	201,829

Pennsylvania Turnpike Commission, Series B2 4.000%, 06/01/38	165,000	166,072

Philadelphia Gas Works Co. 5.000%, 10/01/32	385,000	391,475

Total Pennsylvania		1,947,806

The accompanying notes are an integral part of these financial statements.

AMG GW&K Muni Income ETF Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Rhode Island - 6.6%

Rhode Island Commerce Corp., Series B, 5.000%, 06/15/27	$180,000	$181,745
5.000%, 06/15/29	280,000	282,498

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	230,000	232,473

Total Rhode Island		696,716

South Carolina - 2.4%

South Carolina Public Service Authority, Series A 4.000%, 12/01/35	250,000	256,717

Tennessee - 1.5%

Tennessee Energy Acquisition Corp., Series A 5.000%, 05/01/53	150,000	154,215

Texas - 6.2%

Lower Colorado River Authority, 5.000%, 05/15/36	150,000	160,880
5.000%, 05/15/37	150,000	153,273

Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	205,000	199,943

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/37	140,000	140,597

Total Texas		654,693

	Principal Amount	Value

Utah - 2.0%

Intermountain Power Agency 5.000%, 07/01/41	$195,000	$208,731

Wisconsin - 4.0%

Public Finance Authority 6.500%, 06/30/60	200,000	219,645

Public Finance Authority, Series A 5.000%, 06/01/41[1]	200,000	203,226

Total Wisconsin		422,871

Total Municipal Bonds
(Cost $10,253,929)		10,236,099

Short-Term Investments - 1.5%

Repurchase Agreements - 1.5%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $154,029 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $157,140)	154,000	154,000

Total Short-Term Investments
(Cost $154,000)		154,000

Total Investments - 99.2%
(Cost $10,407,929)		10,390,099

Other Assets, less Liabilities - 0.8%		81,287

Net Assets - 100.0%		$10,471,386

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of this security amounted to $203,226 or 1.9% of net assets.

AG Assured Guaranty

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$10,236,099	—	$10,236,099

Short-Term Investments

Repurchase Agreements	—	154,000	—	154,000

Total Investments in Securities	—	$10,390,099	—	$10,390,099

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal period ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities December 31, 2025

AMG GW&K Muni Income ETF

Assets:

Investments at value[1]	$10,390,099

Cash	122

Interest receivable	82,955

Receivable from Affiliate	707

Total assets	10,473,883

Liabilities:

Accrued expenses:

Investment advisory and management fees	2,497

Total liabilities	2,497

Commitments and Contingencies (Note 7)

Net Assets	$10,471,386

[1] Investments at cost	$10,407,929

Net Assets Represent:

Paid-in capital	$10,495,969

Total distributable (accumulated losses)	(24,583)

Net Assets	$10,471,386

Net assets	$10,471,386

Shares outstanding	420,000

Net asset value, offering and redemption price per share	$24.93

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the period ended December 31, 2025

AMG GW&K Muni Income ETF[1]

Investment Income:

Interest income	$55,406

Total investment income	55,406

Expenses:

Investment advisory and management fees	4,272

Net expenses	4,272

Net investment income	51,134

Net Realized and Unrealized Loss:

Net realized loss on investments	(6,754)

Net change in unrealized appreciation/depreciation on investments	(17,830)

Net realized and unrealized loss	(24,584)

Net increase in net assets resulting from operations	$26,550

1 Commencement of operations was October 29, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets For the period ended December 31, 2025

AMG GW&K Muni Income ETF

2025[1]

Increase in Net Assets Resulting From Operations:

Net investment income	$51,134

Net realized loss on investments	(6,754)

Net change in unrealized appreciation/depreciation on investments	(17,830)

Net increase in net assets resulting from operations	26,550

Distributions to Shareholders:	(52,830)

Capital Share Transactions:[2]

Net increase from capital share transactions	10,497,666

Total increase in net assets	10,471,386

Net Assets:

Beginning of period	—

End of period	$10,471,386

1 Commencement of operations was October 29, 2025.

2 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Muni Income ETF Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended December 31,

2025[1]

Net Asset Value, Beginning of Period	$25.00

Income (loss) from Investment Operations:

Net investment income[2]	0.15

Net realized and unrealized loss on investments	(0.08)

Total income from investment operations	0.07

Less Distributions to Shareholders from:

Net investment income	(0.14)

Net Asset Value, End of Period	$24.93

Total Return[3]	0.28%[4]

Ratio of expenses to average net assets	0.29%[5]

Ratio of net investment income to average net assets	3.42%[5]

Portfolio turnover	23%[4]

Net assets end of period (000’s) omitted	$10,471

1 Commencement of operations was October 29, 2025.

2 Per share numbers have been calculated using average shares.

3 The total return is calculated using the published Net Asset Value as of period end.

4 Not annualized.

5 Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG ETF Trust (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer a number of different funds that have distinct investment management objectives, strategies, risks, and policies. Currently, the Trust only offers AMG GW&K Muni Income ETF (the “Fund”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”) under the symbol: MUNX. The Fund commenced operations on October 29, 2025.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Financial Statements (continued)

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Fund had no permanent or temporary differences.

The tax character of distributions paid during the fiscal period ended December 31, 2025 was as follows:

Distributions paid from:	2025

Ordinary income	$2,859

Tax-exempt income	49,971

$52,830

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$6,754

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$10,407,929	$10,984	$(28,814)	$(17,830)

e. FEDERAL TAXES

The Fund intends to qualify as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$6,754	—	$6,754

g. CAPITAL STOCK

The Trust’s Second Amended and Restated Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers or other financial intermediaries. Creation Units are purchased and redeemed in cash or in-kind for a designated portfolio of securities, assets or other positions (a “creation basket”). Authorized Participants may be charged fixed transaction fees in connection with purchasing and redeeming Creation Units, and Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., brokerage costs, taxes) it incurs in purchasing portfolio securities with cash or selling portfolio securities to satisfy cash redemptions. Such variable charges, if any, are included in “Shares sold” or “Shares redeemed” in the table below. The Fund records sales and repurchases of its shares on the trade date. For the purposes of U.S. GAAP, creation basket redemption in-kind transactions are treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. For the period October 29, 2025 (commencement of operations) to December 31, 2025, the Fund did not purchase or redeem shares in an in-kind creation basket.

Notes to Financial Statements (continued)

For the period October 29, 2025 (commencement of operations) to December 31, 2025, the Fund’s capital stock transactions were as follows:

	December 31, 2025[1]

	Shares	Amount

Shares sold	420,000	$10,497,666

Net increase	420,000	$10,497,666

1 Commencement of operations was October 29, 2025.

h. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2025, the market value of repurchase agreements outstanding was $154,000.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment management agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Trust, on behalf of the Fund, has entered into a second amended and restated administration agreement (the “Administration Agreement”) under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund.

The Investment Manager is paid directly by the Fund for its investment management and administration services via a unitary fee that is based on average daily net assets and payable under the investment management agreement (the “Unitary Fee”). The Fund does not pay a separate fee under the Administration Agreement. For the period October 29, 2025 (commencement of operations) to December 31, 2025, the Fund paid a Unitary Fee at the annual rate of 0.29% of the average daily net assets of the Fund.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The

Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Pursuant to the Administration Agreement, the Investment Manager has undertaken that it will pay all of the ordinary operating expenses of the Fund except for certain excluded expenses as defined in the current prospectus. The fees paid to GW&K for services as subadviser and to the Trustees who are not affiliated with the Investment Manager for supervision of the Trust are paid out of the Unitary Fee the Investment Manager receives from the Fund and do not increase the expenses of the Fund.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Fund had no interfund loans outstanding. For the period October 29, 2025 (commencement of operations) to December 31, 2025, the Fund did not lend or borrow pursuant to the interfund lending program.

The “Receivable from Affiliate” on the Statement of Assets and Liabilities represents the amount owed by the Investment Manager for expenses paid by the Fund on behalf of the Investment Manager.

3. DISTRIBUTOR

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”). The Distributor serves as the distributor and principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor reviews and approves orders by Authorized Participants to create and redeem shares in Creation Units. No compensation is payable by the Fund to the Distributor for such distribution services. However, the Investment Manager has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Investment Manager to the Distributor do not represent an additional expense to the Fund.

Notes to Financial Statements (continued)

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal period ended December 31, 2025, were $12,128,163 and $1,855,747, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the period ended December 31, 2025.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Exchange-Traded Fund (“ETF”) Structure Risks: The Fund is structured as an ETF and is subject to special risks, including:

Not Individually Redeemable: Shares are not individually redeemable by retail investors and may be redeemed from the Fund only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues: An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent the foregoing or either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk: The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a

“bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV.

Market Trading Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Exchange. The Investment Manager cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, because of, among other factors, the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Notes to Financial Statements (continued)

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Changing Distribution Level Risk: The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Reinvestment Risk: The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund’s assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as utilities or transportation.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

New Fund Risk: The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of December 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$154,000	—	$154,000	$154,000	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Fund incorporated the provisions of the ASU, and there was no material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG ETF Trust and Shareholders of AMG GW&K Muni Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K Muni Income ETF (the “Fund”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 29, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period October 29, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Muni Income ETF hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Muni Income ETF hereby designates $0 as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Trustee compensation is paid by the Investment Manager pursuant to the Administration Agreement.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Amendment to Investment Management Agreement and Subadvisory Agreement with GW&K Investment Management, LLC with Respect to AMG GW&K Muni Income ETF

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds II (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG GW&K Muni Income ETF, a new series of the Trust (the “New Fund”), and a Subadvisory Agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the New Fund and the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and GW&K provided in connection with the meeting of the Board held on June 11, 2025, including fee and expense information for an appropriate peer group of similar funds for the New Fund (the “Peer Group”) and a peer group made up of exchange-traded funds (the “Select Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and GW&K under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”) subadvised by GW&K for various time periods, including other municipal bond funds such as AMG GW&K Municipal Bond Fund and AMG GW&K Municipal Enhanced Yield Fund. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of June 11, 2025, consisted of 38 funds, the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of GW&K; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising GW&K, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by GW&K of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of GW&K’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of GW&K and other information regarding GW&K, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of GW&K responsible for performing GW&K’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of GW&K and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of GW&K; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and, after an initial two-year period, annual consideration of the Subadvisory Agreement thereafter; prepare recommendations with respect to the continued retention of GW&K or the replacement of GW&K, including at the request of the Board; identify potential successors to, or replacements of, GW&K or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of GW&K with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of April 30, 2025, the Investment Manager had approximately $17 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by GW&K under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the New Fund; (b) the qualifications and experience of GW&K personnel; and (c) the GW&K compliance program. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of April 30, 2025, GW&K managed approximately $53 billion in assets. The Trustees also considered GW&K’s risk management processes. The Trustees took into account their knowledge of GW&K and noted that GW&K subadvised 11 other funds in the AMG Fund Complex, and that the Trustees had overseen funds sub-advised by GW&K since 2008.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager and GW&K, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding GW&K’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the New Fund is proposed to be managed by the same GW&K portfolio management team that manages AMG GW&K Municipal Bond Fund and AMG GW&K Municipal Enhanced Yield Fund, a team that includes four Partners at GW&K with extensive industry experience. The Trustees also took into account a presentation made at the June 11, 2025 Board meeting by representatives from GW&K regarding the New Fund and its proposed investment strategy. In addition, the Trustees observed that, in managing the New Fund’s portfolio and selecting municipal bonds, GW&K would use a bottom-up, research-driven process based on its assessment of creditworthiness and geographic diversification of issuers and market availability of municipal bonds.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the other funds in the AMG Fund Complex subadvised by GW&K.

ADVISORY FEES, FUND EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the reasonableness of the fee to be charged by the Investment Manager for managing the New Fund, the Trustees noted that, consistent with general ETF industry practice, the New Fund would pay the Investment Manager a unitary fee under the Fund’s Investment Management Agreement, under which the Investment Manager would, in addition to providing investment management services under the New Fund’s Investment Management Agreement and administration services under the New Fund’s administration agreement, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the New Fund to operate. The

Trustees considered that the Investment Manager had undertaken to pay many of the ordinary operating expenses of the New Fund. The Trustees further noted that the Investment Manager, and not the New Fund, will be responsible for paying the fees charged by the Subadviser, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that the Investment Manager would indirectly benefit from compensation received by GW&K because the Investment Manager and GW&K are affiliated. The Trustees also noted that the Subadviser and certain affiliates of both the Subadviser and the Investment Manager intend to enter into a revenue and expense sharing agreement that includes terms related to the revenue and expenses of the New Fund. The Trustees noted that the New Fund’s proposed fee was lower than the mean of the advisory fee and the combined advisory and admin fee for the New Fund’s Peer Group, measured as of March 31, 2025. The Trustees further noted that the New Fund’s fee was in the third quartile when compared to the total expense ratios of the Select Peer Group, measured as of March 31, 2025. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and GW&K and the considerations noted above with respect to the Investment Manager and GW&K, the New Fund’s fee and subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the fee, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by the Investment Manager and its affiliates attributable to managing the New Fund; the cost of providing such services; the Investment Manager’s significant investment in sponsoring, forming and registering the New Fund during its start-up period; the significant risks undertaken as Investment Manager and sponsor of the New Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the fee retained by the Investment Manager after payment of the subadvisory fee with respect to the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee. The Trustees also took into account management’s discussion of the services GW&K is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided with the profitability of GW&K with respect to the other funds it subadvises in the AMG Fund Complex in connection with the annual contract renewal meeting held on June 11, 2025.

Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that, since the New Fund does not currently have any assets, GW&K is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, GW&K may realize economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and GW&K have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) GW&K’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c)

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and GW&K maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders.	Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

203.299.3500 or 844.545.1258

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Suite 100

Portland, Maine 04101

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York

Mellon Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

The Bank of New York

Mellon BNY ETF Transfer Agency

240 Greenwich Street

New York, New York 10286

844.545.1258

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 203.299.3500 or 844.545.1258. Distributed by Foreside Fund Services, LLC, member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgetfs.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 203.299.3500 or 844.545.1258, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended December 31, call 203.299.3500 or 844.545.1258 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgetfs.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgetfs.com.

amgetfs.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

amgetfs.com	123125 AR097

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG ETF TRUST

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	March 6, 2026